COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Finance Leases
Remainder of 2022	$ 283
Finance Lease, Liability, to be Paid, Year One	621
Finance Lease, Liability, to be Paid, Year Two	640
Finance Lease, Liability, to be Paid, Year Three	656
Finance Lease, Liability, to be Paid, Year Four	673
Lessee, Finance Lease, Liability, to be Paid, after Year Four	11,858
Finance Lease, Liability, to be Paid, Total	14,731
Finance Lease, Liability, Undiscounted Excess Amount	(7,304)
Finance Lease, Liability	$ 7,427